Summary of material accounting policies - Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Disclosure of voluntary change in accounting policy [abstract]
Inventories, gross	$ 29,900	$ 23,800
Inventories, obsolete stock	1,800	1,600
Inventory	$ 28,111	$ 22,246